Revenue - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 15,011	$ 17,316
One Customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,500
Fort Hills Energy Limited Partnership
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest in fort hills	21.30%